OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER INCOME AND EXPENSES
Schedule of amounts recognized in other income and expenses line item of consolidated statements of income

	Year Ended December 31,
	2025	2024
Loss on disposal of property, plant and mine development (Note 9)	$41,219	$37,669
Interest income	(58,144)	(18,174)
Environmental remediation	43,239	14,719
Loss on sale of equity securities	40,175	—
Other	26,506	50,254
Total other income and expenses	$92,995	$84,468